Stockholders' Equity (Deficit) (Details) $ in Thousands		12 Months Ended
	Dec. 02, 2020 USD ($) vote shares	Dec. 31, 2020 USD ($) vote shares	Dec. 31, 2019 USD ($) shares	Dec. 03, 2020 shares	Dec. 31, 2018 shares	Dec. 31, 2015 shares
Class of Stock [Line Items]
Common stock, shares issued (in shares)				323,936,240
Common stock, shares outstanding (in shares)				323,936,240
Compensation expense | $		$ 8,711	$ 2,702
Treasury stock, shares outstanding (in shares)		0	4,958,471
Founders Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)		0	26,206,837			26,206,837
Conversion ratio						1
Chief Executive Officer | Gores Metropoulos
Class of Stock [Line Items]
Compensation expense | $	$ 3,000
Chief Executive Officer | Gores Metropoulos | Founders Convertible Preferred Stock
Class of Stock [Line Items]
Shares converted (in shares)	22,935,412
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		715,000,000	283,523,459
Common stock, shares issued (in shares)		218,818,037	139,635,890	218,818,037
Common stock, shares outstanding (in shares)		218,818,037	134,677,419	218,818,037
Common stock, votes per share | vote		1
Class A Common Stock | Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)		218,818,037	139,635,890		134,337,450
Class A Common Stock | Chief Executive Officer | Gores Metropoulos
Class of Stock [Line Items]
Common stock, votes per share | vote	1
Class A Common Stock | Chief Executive Officer | Gores Metropoulos | Common Stock
Class of Stock [Line Items]
Shares converted (in shares)	82,182,791
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		121,000,000	0
Common stock, shares issued (in shares)		105,118,203	0	105,118,203
Common stock, shares outstanding (in shares)		105,118,203	0	105,118,203
Common stock, votes per share | vote		10
Class B Common Stock | Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)		105,118,203	0		0
Class B Common Stock | Chief Executive Officer | Gores Metropoulos
Class of Stock [Line Items]
Common stock, votes per share | vote	10